ACQUISITIONS AND DIVESTITURES - Schedule of Statement of Operations Related to Discontinued Operations (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss from discontinued operations, net of income taxes		$ (11,195)		$ (36,425)
Fresh Vegetables | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues, net	$ 301,572	309,226	$ 596,454	583,977
Cost of sales	(294,212)	(304,828)	(582,939)	(597,335)
Gross profit (loss)	7,360	4,398	13,515	(13,358)
Selling, marketing, general and administrative expenses	(13,627)	(13,193)	(27,804)	(27,808)
Transaction and other related costs	(5,319)	0	(6,819)	0
Operating (loss) from discontinued operations	(11,586)	(8,795)	(21,108)	(41,166)
Other income, net	353	503	406	556
Net interest expense	(2,967)	(2,109)	(3,206)	(2,083)
Loss from discontinued operations before income taxes	(14,200)	(10,401)	(23,908)	(42,693)
Income tax benefit (expense)	2,803	(703)	(2,069)	6,235
Less: (Income) loss from discontinued operations attributable to noncontrolling interests	(41)	(91)	33	33
Loss from discontinued operations, net of income taxes	$ (11,438)	$ (11,195)	$ (25,944)	$ (36,425)